Results From Financial Transactions - Summary of Net Fair Value Change of Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net fair value change of derivatives [Abstract]
Net fair value change on economic hedges where no hedge accounting is applied	€ 70	€ 793	€ (500)
Net fair value change on bifurcated embedded derivatives	(1,231)	(565)	614
Ineffective portion of hedge transactions to which hedge accounting is applied	2	12	8
Total	€ (1,159)	€ 239	€ 123